BUSINESS COMBINATION AGREEMENT	3 Months Ended
Mar. 31, 2026
GNQ INSILICO INC [Member]
Business Combination [Line Items]
BUSINESS COMBINATION AGREEMENT

2.	Business Combination Agreement

On March 16, 2026, the Company entered into a Business Combination Agreement (“BCA”) with IB Acquisition Corp. (“IBAC”), a Nevada based special purpose acquisition company (“SPAC”). Pursuant to the BCA, the transaction will be affected by way of a plan of arrangement under Section 192 of the Canada Business Corporations Act, subject to approval by the Ontario Superior Court of Justice (Commercial List).

Under the terms of the BCA, the aggregate arrangement consideration is valued at $500 million, subject to potential upward adjustment pursuant to revenue earnout and share price earnout provisions as outlined in the BCA. Upon closing, the shareholders of the Company will receive either Class A common shares of IBAC or exchangeable shares of a Canadian subsidiary of IBAC, in each case based on an exchange ratio derived by dividing 50,000,000 by the fully-diluted company common shares outstanding immediately prior to closing.

Consummation of the transaction is subject to customary closing conditions, including, among others, approval by the Company’s shareholders and IBAC’s stockholders, receipt of required regulatory approvals, effectiveness of a registration statement Form S-4 to be filed with the U.S. Securities and Exchange Commission, approval for listing of the combined company’s Class A common stock on Nasdaq, and a minimum available cash condition of $15 million at closing. The BCA contains customary termination rights for both parties. If closing does not occur before the 270-day anniversary of the BCA (subject to a potential 60-day extension), either party may terminate the agreement. A break-up fee of $10,000,000 is payable by the breaching party in the event of termination resulting from a material uncured willful breach or actual fraud.

Contemporaneously with the execution of the BCA, certain shareholders of the Company collectively holding sufficient number of votes to approve the arrangement, entered into a Shareholder Support Agreement pursuant to which they agreed, among other things, to vote in favor of the arrangement and to waive any dissent rights in connection therewith.

The Company is unable to predict the outcome of the proposed transaction at this time. The financial statements do not reflect any adjustments that might result from the consummation of the arrangement.